91103-P1 01/24

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JANUARY 17, 2024, TO THE

SUMMARY PROSPECTUS, PROSPECTUS, AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MARCH 1, 2023, OF

BRANDYWINEGLOBAL – ALTERNATIVE CREDIT FUND (THE “FUND”)

I.	Effective January 17, 2024, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a.	The section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus is amended to add the following portfolio managers:

Portfolio manager	Title	Portfolio manager of the fund since
Michael Arno, CFA	Portfolio Manager	January 2024
John McClain, CFA	Portfolio Manager	January 2024
Renato Latini, CFA	Portfolio Manager	January 2024
William Zox, CFA	Portfolio Manager	January 2024

b.	The section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus is amended to add the following portfolio managers:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Michael Arno, CFA	Mr. Arno is a Portfolio Manager and Senior Research Analyst on the Global Fixed Income team. He is responsible for providing research analysis and portfolio management on the firm’s global credit, multi-sector, and emerging market fixed income related strategies. Previously, he had been a Research Analyst on the team since 2011 with a focus on global credit and emerging markets. Mike joined Brandywine Global as a Product Specialist within client service in 2006. Prior to joining Brandywine Global in 2006, Mike was an associate of Vanguard Group (2004-2006). Mike earned a B.S. in Finance from Temple University.	January 2024
John McClain, CFA	Mr. McClain is a Portfolio Manager and has been employed by Brandywine Global since 2021. Previously, he served as Portfolio Manager for Diamond Hill Capital Management (2014-2021); Senior Vice President – Credit at Standard Life Investments (2010-2014); and a Management Associate in the Financial Leadership Rotation Program and an Investment Analyst in Distressed Debt at Nationwide Mutual Insurance (2007-2010). He earned a B.S. in Business Economics from University of Kentucky (magna cum laude) and a M.B.A. from Carnegie Mellon University.	January 2024

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Renato Latini, CFA	Mr. Latini is a Portfolio Manager and Senior Research Analyst on the Global Fixed Income team. He is responsible for providing research analysis and portfolio management on the firm’s global credit and multi-sector fixed income strategies. Renato joined Brandywine Global in 2006 as a Trader on the team. Prior to joining Brandywine Global, Renato was an Investment Analyst at Watson Wyatt Investment Consulting (2004-2006). He earned a B.A. in Physics and Economics from the University of Pennsylvania.	January 2024
William Zox, CFA	Mr. Zox is a Portfolio Manager and has been employed by Brandywine Global since 2021. Previously, he served as Portfolio Manager for Diamond Hill Capital Management (2001-2021); a Tax Partner at Schottenstein, Zox & Dunn, Co., LPA (2000-2001), and an Associate at Schottenstein, Zox & Dunn, Co. (1993-1999). He earned a B.A. in Political Science from Williams College, a J.D. from The Ohio State University (with honors), and a Master of Law in Taxation from University of Florida College of Law.	January 2024

II.	Effective January 17, 2024, the following changes are made to the Fund’s SAI:

a.	The table in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” is amended with respect to the Fund to add the following entries:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Michael Arno*	Registered Investment Companies	3	0.55	None	None
	Other Pooled Investment Vehicles	24	5.10	1	0.13
	Other Accounts	11	2.74	3	1.15

John McClain*	Registered Investment Companies	3	3.06	None	None
	Other Pooled Investment Vehicles	4	0.12	None	None
	Other Accounts	4	0.67	None	None

Renato Latini*	Registered Investment Companies	3	0.55	None	None
	Other Pooled Investment Vehicles	21	5.06	1	0.13
	Other Accounts	9	1.92	3	1.15

William Zox*	Registered Investment Companies	3	3.06	None	None
	Other Pooled Investment Vehicles	4	0.12	None	None
	Other Accounts	4	0.67	None	None

*

The information is as of November 30, 2023, and does not reflect additional accounts (including the Fund) for which Messrs. Arno, McClain, Latini and Zox will join the portfolio management team on January 17, 2024.

b.	The table in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” is amended with respect to the Fund to add the following entries:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Michael Arno*	None
John McClain*	None
Renato Latini*	None
William Zox*	None

*	The information is as of November 30, 2023

Please retain this supplement for future reference.

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